Stock Based Compensation Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	1,463,607
[custom:AmendedMaximumNumberOfOptionsAvailableUnderThePlan-0]	14,932,307
[custom:ConditionalOptionsGranted]	2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.58
Amount Payable In Event Of Change Of Control	$ 3.3
[custom:AmountPayableInEventOfMilestoneAchievement-0]	$ 1.0
[custom:SeveranceLiability-0]		$ 0.7